SCHEDULE OF MOVEMENT OF THE ALLOWANCE EXPECTED CREDIT LOSSES (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at June 30	$ (393,469)	$ (254,612)
Current period addition	94,345	(175,053)
Reversal of allowance	438,499	135,456
Foreign exchange difference	(6,246)	2,181
Balance at December 31 (unaudited)	(305,370)	(427,484)
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at June 30	(3,112,908)	(2,561,803)
Current period addition	(528,145)
Reversal of allowance		151,398
Foreign exchange difference	(63,197)	21,953
Balance at December 31 (unaudited)	$ (3,704,250)	$ (2,388,452)